Fair Value (Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Liabilities:
Obligation to return securities received as collateral	¥ 3,639,838		¥ 3,267,775
Trading securities classified as equity securities valued at net asset value	124,627		193,249
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,841		5,780
Real estate funds classified as other assets valued at net asset value	6,046		7,332
Hedged funds classified as other assets valued at net asset value	4,724		3,986
Private equity funds classified as other assets valued at net asset value	3,182		3,220
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,589		1,940
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,743		2,542
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,125		2,901
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	23,395,101	[1]	18,791,655	[1]
Trading account assets, Trading derivative assets	11,558,144		10,033,140
Investment securities, Securities available for sale	57,740,401		54,329,881
Investment securities, Other investment securities	33,432		37,024
Other Assets	817,773	[2],[3]	677,282	[2],[3]
Assets at fair value, Total	93,544,851		83,868,982
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	174,018		30,568
Trading account liabilities, Trading derivative liabilities	11,793,164		9,878,406
Obligation to return securities received as collateral	3,639,838		3,267,775
Other liabilities	471,996	[4]	461,129	[4]
Liabilities at fair value, Total	16,079,016		13,637,878
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	17,002,246	[1]	12,644,634	[1]
Trading account assets, Trading derivative assets	48,335		76,514
Investment securities, Securities available for sale	51,896,943		48,073,048
Other Assets	588,753	[2],[3]	432,154	[2],[3]
Assets at fair value, Total	69,536,277		61,226,350
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	172,000		27,988
Trading account liabilities, Trading derivative liabilities	112,961		30,647
Obligation to return securities received as collateral	3,441,984		3,069,717
Liabilities at fair value, Total	3,726,945		3,128,352
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	5,316,198	[1]	5,009,610	[1]
Trading account assets, Trading derivative assets	11,424,275		9,854,646
Investment securities, Securities available for sale	4,170,071		4,053,521
Investment securities, Other investment securities	1,111		1,116
Other Assets	218,652	[2],[3]	229,825	[2],[3]
Assets at fair value, Total	21,130,307		19,148,718
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	2,018		2,580
Trading account liabilities, Trading derivative liabilities	11,567,211		9,708,928
Obligation to return securities received as collateral	197,854		198,058
Other liabilities	428,460	[4]	442,946	[4]
Liabilities at fair value, Total	12,195,543		10,352,512
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	1,076,657	[1]	1,137,411	[1]
Trading account assets, Trading derivative assets	85,534		101,980
Investment securities, Securities available for sale	1,673,387		2,203,312
Investment securities, Other investment securities	32,321		35,908
Other Assets	10,368	[2],[3]	15,303	[2],[3]
Assets at fair value, Total	2,878,267		3,493,914
Liabilities:
Trading account liabilities, Trading derivative liabilities	112,992		138,831
Other liabilities	43,536	[4]	18,183	[4]
Liabilities at fair value, Total	156,528		157,014
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	3,687,579		2,872,355
Investment securities, Securities available for sale	48,882,663		44,719,622
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,519,918		2,739,773
Investment securities, Securities available for sale	47,880,896		43,813,364
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	167,661		132,582
Investment securities, Securities available for sale	1,001,767		906,258
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	113,798		70,279
Investment securities, Securities available for sale	180,778		200,281
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	113,798		70,279
Investment securities, Securities available for sale	180,778		199,227
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale			1,054
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	10,740,486		8,015,165
Investment securities, Securities available for sale	971,227		988,791
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,009,412		6,857,423
Investment securities, Securities available for sale	699,034		723,020
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,581,343		1,042,185
Investment securities, Securities available for sale	141,473		135,362
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	149,731		115,557
Investment securities, Securities available for sale	130,720		130,409
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,238,669		1,831,440
Investment securities, Securities available for sale	2,526,557		3,139,542
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,736,774		1,277,076
Investment securities, Securities available for sale	1,066,068		1,131,570
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	501,895		554,364
Investment securities, Securities available for sale	1,460,489		2,007,972
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	3,863,535		2,515,557
Investment securities, Securities available for sale	1,138,585		1,138,571
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,548,998		2,151,410
Investment securities, Securities available for sale			2,587
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	304,413		310,459
Investment securities, Securities available for sale	1,116,234		1,112,201
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	10,124		53,688
Investment securities, Securities available for sale	22,351		23,783
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities			39,076
Investment securities, Securities available for sale	98,330		30,390
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	94,528		22,243
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities			39,076
Investment securities, Securities available for sale	3,802		8,147
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	447,774		440,303
Investment securities, Securities available for sale	502,521		452,390
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	52,576		86,468
Investment securities, Securities available for sale	447,574		421,598
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	395,198		353,835
Investment securities, Securities available for sale	54,947		30,792
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	10,725		6,896
Investment securities, Securities available for sale	964		960
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	10,725		6,896
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	964		960
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	947,451		1,457,637
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	947,451		1,457,637
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,345,084	[5]	1,542,947	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	923,918	[5]	896,028	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	401,457	[5]	626,028	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	19,709	[5]	20,891	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	3,438,776		3,659,334
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	3,317,013		3,534,077
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	121,649		125,062
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	114		195
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	9,063,428		7,420,538
Liabilities:
Trading account liabilities, Trading derivative liabilities	9,062,122		7,330,318
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	9,558		14,201
Liabilities:
Trading account liabilities, Trading derivative liabilities	32,546		2,116
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	9,038,950		7,391,719
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,969,752		7,253,626
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	14,920		14,618
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,824		74,576
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	2,259,167		2,314,500
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,457,773		2,279,273
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	212		169
Liabilities:
Trading account liabilities, Trading derivative liabilities	105		279
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	2,192,691		2,232,386
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,415,311		2,229,960
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	66,264		81,945
Liabilities:
Trading account liabilities, Trading derivative liabilities	42,357		49,034
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	58,481		81,778
Liabilities:
Trading account liabilities, Trading derivative liabilities	124,473		84,343
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	15,987		48,101
Liabilities:
Trading account liabilities, Trading derivative liabilities	58,413		19,581
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	39,877		32,266
Liabilities:
Trading account liabilities, Trading derivative liabilities	56,424		52,870
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	2,617		1,411
Liabilities:
Trading account liabilities, Trading derivative liabilities	9,636		11,892
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	121,941		171,323
Liabilities:
Trading account liabilities, Trading derivative liabilities	98,718		137,269
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	22,578		14,043
Liabilities:
Trading account liabilities, Trading derivative liabilities	21,897		8,671
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	98,424		154,768
Liabilities:
Trading account liabilities, Trading derivative liabilities	76,044		127,065
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	939		2,512
Liabilities:
Trading account liabilities, Trading derivative liabilities	777		1,533
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	55,127		45,001
Liabilities:
Trading account liabilities, Trading derivative liabilities	50,078		47,203
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	54,333		43,507
Liabilities:
Trading account liabilities, Trading derivative liabilities	49,680		45,407
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	794		1,494
Liabilities:
Trading account liabilities, Trading derivative liabilities	¥ 398		¥ 1,796

[1]	Includes securities under fair value option.
[2]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[3]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.